Note 17 - Other Expenses - Employee Benefits Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Wages, salaries and commissions	$ 52,643	$ 67,996	$ 114,400	$ 128,527
Benefits	2,834	11,692	10,104	16,573
Employee benefits expense	$ 55,477	$ 79,688	$ 124,504	$ 145,100